UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07644

                       Gabelli Capital Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




- GABELLI CAPITAL ASSET FUND                                   SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

(PHOTO OF MARIO GABELLI)

Mario Gabelli, CFA,
Portfolio Manager

OBJECTIVE:

Growth of capital. Current income is a secondary objective.

PORTFOLIO:

At least 80% common stocks and securities convertible into common stocks.

INCEPTION DATE:
May 1, 1995

NET ASSETS AT
JUNE 30, 2008:
$176,627,631

TOP TEN HOLDINGS (AS OF 6/30/2008)

                                       PERCENTAGE OF
            COMPANY                  TOTAL NET ASSETS
--------------------------------     ----------------
Honeywell International Inc.               2.33%
General Mills Inc.                         2.27%
The Coca-Cola Co.                          2.21%
Diageo plc, ADR                            2.05%
Cablevision Systems Corp., Cl. A           2.05%
American Express Co.                       1.92%
Viacom Inc., Cl. A                         1.73%
Allegheny Energy Inc.                      1.70%
Waste Management Inc.                      1.60%
Pfizer Inc.                                1.48%

SECTOR WEIGHTINGS (PERCENTAGE OF NET ASSETS AS OF 6/30/2008)

                                   (PIE CHART)

Specialty Chemicals                  3.3%
Retail                               3.3%
Cable and Satellite                  3.8%
Health care                          3.8%
Financial Services                   5.7%
Equipment and Supplies               6.7%
Entertainment                        6.9%
Diversified Industrial               7.4%
Energy and Utilities                10.0%
Food and Beverage                   14.2%
Other                               34.9%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/2008)

                                                                1        5     10    SINCE INCEPTION
                                          QUARTER     YTD       YR      YRS    YRS      5/1/1995
                                          -------  --------  --------  -----  -----  ---------------
Gabelli Capital Asset Fund                (3.87)%  (14.74)%  (16.88)%  9.79%  7.07%       10.80%
S&P 500 Index                             (2.72)%  (11.90)%  (13.11)%  7.58%  2.88%        9.03%

ABOUT INFORMATION IN THIS REPORT:

ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at WWW.GUARDIANINVESTOR.COM. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND

- GABELLI CAPITAL ASSET FUND                                   SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from January 1, 2008 through June 30, 2008

EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         BEGINNING       ENDING      ANNUALIZED   EXPENSES
                                      ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE   PAID DURING
                                     JANUARY 1, 2008  JUNE 30, 2008     RATIO      PERIOD*
                                     ---------------  -------------  ----------  -----------
Gabelli Capital Asset Fund
ACTUAL FUND RETURN                    $  1,000.00      $    852.60      1.15%     $    5.30
HYPOTHETICAL 5% RETURN                $  1,000.00      $  1,019.14      1.15%     $    5.77

------------------

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                                                      GABELLI CAPITAL ASSET FUND

- GABELLI CAPITAL ASSET FUND                                   SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2008. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GABELLI CAPITAL ASSET FUND

- Gabelli Capital Asset Fund

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

COMMON STOCKS -- 100.1%

                                                                      Market
Shares                                                   Cost          Value
-------------                                        ------------  ------------
AEROSPACE -- 1.0%
        4,500  HEICO Corp.                           $    107,359  $    146,430
       42,000  Herley Industries Inc.+                    721,562       557,760
      150,000  Rolls-Royce Group plc+                   1,273,743     1,020,317
   13,440,000  Rolls-Royce Group plc, Cl. B                26,695        26,770
                                                     ------------  ------------
                                                        2,129,359     1,751,277
                                                     ------------  ------------
AGRICULTURE -- 0.8%
       40,000  Archer-Daniels-Midland Co.               1,163,769     1,350,000
          500  The Mosaic Co.+                             10,688        72,350
                                                     ------------  ------------
                                                        1,174,457     1,422,350
                                                     ------------  ------------
AUTOMOTIVE -- 1.2%
       75,000  General Motors Corp.                     2,290,621       862,500
       19,000  Navistar International Corp.+              446,213     1,250,580
                                                     ------------  ------------
                                                        2,736,834     2,113,080
                                                     ------------  ------------
AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.0%
        1,000  BERU AG                                    106,336       117,769
       10,000  BorgWarner Inc.                            198,525       443,800
       42,000  CLARCOR Inc.                               393,050     1,474,200
       85,000  Earl Scheib Inc.+                          483,196       252,875
       22,000  Midas Inc.+                                438,501       297,000
       15,000  Modine Manufacturing Co.                   330,581       185,550
       25,000  Proliance International Inc.+              119,123        23,750
       90,000  Standard Motor Products Inc.               871,983       734,400
                                                     ------------  ------------
                                                        2,941,295     3,529,344
                                                     ------------  ------------
AVIATION: PARTS AND SERVICES -- 3.3%
       36,000  Curtiss-Wright Corp.                       518,187     1,610,640
       70,000  GenCorp Inc.+                              714,297       501,200
       55,000  Kaman Corp.                                698,385     1,251,800
       23,000  Precision Castparts Corp.                  501,266     2,216,510
      113,500  The Fairchild Corp., Cl. A+                420,999       239,485
                                                     ------------  ------------
                                                        2,853,134     5,819,635
                                                     ------------  ------------
BROADCASTING -- 2.9%
       45,000  CBS Corp., Cl. A                           918,326       876,600
       10,000  Cogeco Inc.                                195,072       304,011
       58,000  Fisher Communications Inc.+              2,953,563     1,997,520
      200,000  Gray Television Inc.                     1,771,363       574,000
       18,000  Liberty Media Corp. -
                Capital, Cl. A+                           150,773       259,200
       75,000  Lin TV Corp., Cl. A+                     1,091,189       447,000
       80,000  Sinclair Broadcast Group Inc.,
                Cl. A                                     672,744       608,000
       20,000  Young Broadcasting Inc.,
                Cl. A+                                    105,350         2,800
                                                     ------------  ------------
                                                        7,858,380     5,069,131
                                                     ------------  ------------
BUSINESS SERVICES -- 1.9%
       40,000  Diebold Inc.                             1,522,256     1,423,200
       55,000  Intermec Inc.+                           1,046,429     1,159,400
       75,000  Nashua Corp.+                              623,470       750,000
                                                     ------------  ------------
                                                        3,192,155     3,332,600
                                                     ------------  ------------
CABLE AND SATELLITE -- 3.8%
        5,000  Adelphia Communications Corp.,
                Cl. A+ (a)                                  5,250             0
        5,000  Adelphia Communications Corp.,
                Cl. A, Escrow+ (a)                              0             0
        5,000  Adelphia Recovery Trust+ (a)                     0             0
      160,000  Cablevision Systems Corp.,
                Cl. A+                                  1,044,287     3,616,000
       10,000  DISH Network Corp., Cl. A+                 241,539       292,800
        2,000  EchoStar Corp., Cl. A+                      53,021        62,440
       25,000  Liberty Global Inc., Cl. A+                363,484       785,750
        9,315  Liberty Global Inc., Cl. C+                155,984       282,803
       65,000  The DIRECTV Group Inc.+                  1,540,273     1,684,150
                                                     ------------  ------------
                                                        3,403,838     6,723,943
                                                     ------------  ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
       78,000  Corning Inc.                               505,460     1,797,900
      103,000  Nortel Networks Corp.+                   1,467,569       846,660
       44,000  Thomas & Betts Corp.+                    1,047,017     1,665,400
                                                     ------------  ------------
                                                        3,020,046     4,309,960
                                                     ------------  ------------
COMPUTER SOFTWARE AND SERVICES -- 1.8%
       20,000  Electronic Data
                Systems Corp.                             490,200       492,800
      125,000  Furmanite Corp.+                           434,644       997,500
        4,000  NCR Corp.+                                 108,983       100,800
       75,000  Yahoo! Inc.+                             2,361,805     1,549,500
                                                     ------------  ------------
                                                        3,395,632     3,140,600
                                                     ------------  ------------
CONSUMER PRODUCTS -- 1.8%
        7,000  Avon Products Inc.                         192,237       252,140
        1,000  Clorox Co.                                  55,742        52,200
       15,000  Pactiv Corp.+                              152,305       318,450
       35,000  Procter & Gamble Co.                     1,969,070     2,128,350
       70,000  Revlon Inc., Cl. A+                        184,193        59,500
       65,000  Schiff Nutrition
                International Inc.                        178,934       364,000
                                                     ------------  ------------
                                                        2,732,481     3,174,640
                                                     ------------  ------------
CONSUMER SERVICES -- 0.8%
        5,000  Liberty Media Corp. -
                Interactive, Cl. A+                        93,974        73,800
       88,000  Rollins Inc.                               453,101     1,304,160
                                                     ------------  ------------
                                                          547,075     1,377,960
                                                     ------------  ------------
DIVERSIFIED INDUSTRIAL -- 7.4%
       30,000  Ampco-Pittsburgh Corp.                     487,467     1,334,400
       70,000  Baldor Electric Co.                      2,306,374     2,448,600
       20,000  Cooper Industries Ltd.,
                Cl. A                                     729,981       790,000
       30,000  Crane Co.                                  623,766     1,155,900
       15,000  Greif Inc., Cl. A                          180,411       960,450
       82,000  Honeywell International Inc.             2,497,596     4,122,960
       25,000  ITT Corp.                                1,118,635     1,583,250
       23,000  Katy Industries Inc.+                       62,153        44,850
       70,000  Myers Industries Inc.                      730,343       570,500
                                                     ------------  ------------
                                                        8,736,726    13,010,910
                                                     ------------  ------------
ELECTRONICS -- 2.0%
       15,000  Cypress Semiconductor Corp.+               312,790       371,250
       40,000  Intel Corp.                                819,625       859,200
       30,000  LSI Corp.+                                 154,117       184,200
       75,000  Texas Instruments Inc.                   1,772,274     2,112,000
                                                     ------------  ------------
                                                        3,058,806     3,526,650
                                                     ------------  ------------
ENERGY AND UTILITIES -- 10.0%
       60,000  Allegheny Energy Inc.                      601,526     3,006,600
      200,000  Aquila Inc.+                               722,183       754,000
       13,000  Cameron International Corp.+               187,927       719,550
        9,000  Chevron Corp.                              562,320       892,170
       25,000  ConocoPhillips                             706,708     2,359,750
       10,000  Devon Energy Corp.                         322,357     1,201,600
       38,000  DPL Inc.                                 1,032,670     1,002,440
       90,000  El Paso Corp.                              807,999     1,956,600

                                 See accompanying notes to financial statements.

-  Gabelli Capital Asset Fund

June 30, 2008 (Unaudited)

                                                                     Market
Shares                                                   Cost         Value
-------------                                        ------------  ------------
ENERGY AND UTILITIES (CONTINUED)
       27,000  El Paso Electric Co.+                 $    242,555  $    534,600
       16,000  Exxon Mobil Corp.                          589,965     1,410,080
        6,699  Florida Public Utilities Co.                52,922        79,718
       20,000  Mirant Corp., Escrow+ (a)                        0             0
       27,000  NSTAR                                      642,662       913,140
       17,000  Progress Energy Inc.,
                CVO+ (a)                                    7,800         5,610
       15,000  Royal Dutch Shell plc,
                Cl. A, ADR                                937,915     1,225,650
       80,000  RPC Inc.                                   734,413     1,344,000
       10,000  Southwest Gas Corp.                        277,041       297,300
                                                     ------------  ------------
                                                        8,428,963    17,702,808
                                                     ------------  ------------
ENTERTAINMENT -- 6.9%
       14,000  Canterbury Park
                Holding Corp.                             181,814       127,400
       50,000  Discovery Holding Co.,
                Cl. A+                                    433,402     1,098,000
       70,000  Dover Motorsports Inc.                     446,303       356,300
      105,000  Grupo Televisa SA, ADR                   1,455,864     2,480,100
       72,000  Liberty Media Corp. -
                Entertainment, Cl. A+                     791,557     1,744,560
      160,000  Time Warner Inc.                         2,476,759     2,368,000
       20,000  Triple Crown Media Inc.+                   184,942         9,400
      100,000  Viacom Inc., Cl. A+                      4,091,896     3,061,000
       25,000  Vivendi                                    833,081       948,610
                                                     ------------  ------------
                                                       10,895,618    12,193,370
                                                     ------------  ------------
ENVIRONMENTAL SERVICES -- 1.9%
       40,000  Allied Waste Industries Inc.+              435,145       504,800
       75,000  Waste Management Inc.                    2,520,916     2,828,250
                                                     ------------  ------------
                                                        2,956,061     3,333,050
                                                     ------------  ------------
EQUIPMENT AND  SUPPLIES -- 6.7%
       33,000  AMETEK Inc.                                225,394     1,558,260
       38,000  Baldwin Technology Co. Inc.,
                Cl. A+                                     52,525        90,250
       16,000  Belden Inc.                                244,993       542,080
       40,000  Capstone Turbine Corp.+                     70,880       167,600
       19,000  CIRCOR International Inc.                  488,629       930,810
      110,000  CTS Corp.                                1,013,089     1,105,500
       11,200  Flowserve Corp.                            147,388     1,531,040
       15,000  Franklin Electric Co. Inc.                 148,665       581,700
       40,000  GrafTech International Ltd.+               352,242     1,073,200
       40,000  IDEX Corp.                                 753,182     1,473,600
       47,000  L.S. Starrett Co., Cl. A                   696,899     1,111,080
       26,000  Robbins & Myers Inc.                       326,130     1,296,620
       13,000  The Eastern Co.                            119,954       197,600
        8,000  Watts Water Technologies Inc.,
                Cl. A                                     107,827       199,200
                                                     ------------  ------------
                                                        4,747,797    11,858,540
                                                     ------------  ------------
FINANCIAL SERVICES -- 5.7%
       90,000  American Express Co.                     2,813,015     3,390,300
        8,000  American International
                Group Inc.                                407,527       211,680
       12,000  Argo Group International
               Holdings Ltd.+                             339,230       402,720
       20,000  BKF Capital Group Inc.+                    102,267        45,000
       50,000  Citigroup Inc.                           2,095,534       838,000
       11,000  Deutsche Bank AG                           656,060       938,850
      151,000  Epoch Holding Corp.                        374,276     1,375,610
       11,000  Federal National
                Mortgage Association                      351,648       214,610
        8,000  Freddie Mac                                235,392       131,200
        4,350  JPMorgan Chase & Co.                       183,809       149,249
       40,000  Marsh & McLennan
                Companies Inc.                          1,190,259     1,062,000
       14,151  The Bank of New York
                Mellon Corp.                              481,615       535,332
       35,000  Wells Fargo & Co.                        1,059,992       831,250
                                                     ------------  ------------
                                                       10,290,624    10,125,801
                                                     ------------  ------------
FOOD AND BEVERAGE -- 14.2%
       10,000  Anheuser-Busch
                Companies Inc.                            501,592       621,200
       25,000  Brown-Forman Corp., Cl. A                  773,956     1,900,500
       38,400  Cadbury plc, ADR                         2,213,774     1,932,288
        4,000  Corn Products
                International Inc.                         63,231       196,440
       49,000  Diageo plc, ADR                          1,957,319     3,619,630
       28,800  Dr. Pepper Snapple
                Group Inc.+                               904,218       604,224
       18,000  Fomento Economico
               Mexicano SAB de
                CV, ADR                                   630,825       819,180
       66,000  General Mills Inc.                       3,139,102     4,010,820
      140,000  Groupe Danone, ADR                       1,505,770     1,967,546
       10,000  H.J. Heinz Co.                             308,996       478,500
       90,000  PepsiAmericas Inc.                       1,656,875     1,780,200
       75,000  The Coca-Cola Co.                        3,376,026     3,898,500
        7,000  The Hershey Co.                            262,915       229,460
       33,027  Tootsie Roll Industries Inc.               576,924       829,969
       22,000  Wm. Wrigley Jr. Co.                      1,203,201     1,711,160
        5,750  Wm. Wrigley Jr. Co., Cl. B                 279,613       447,350
                                                     ------------  ------------
                                                       19,354,337    25,046,967
                                                     ------------  ------------
HEALTH CARE -- 3.8%
       80,000  Advanced Medical
                Optics Inc.+                            2,614,769     1,499,200
        4,000  Alpharma Inc., Cl. A+                       85,401        90,120
      100,000  Boston Scientific Corp.+                 1,395,534     1,229,000
        1,000  DENTSPLY
                International Inc.                         21,925        36,800
        8,000  Henry Schein Inc.+                         240,192       412,560
        4,000  Invitrogen Corp.+                           69,870       157,040
        5,000  Laboratory Corp. of
                America Holdings+                         368,293       348,150
       10,000  Patterson Companies Inc.+                  293,977       293,900
      150,000  Pfizer Inc.                              4,059,340     2,620,500
                                                     ------------  ------------
                                                        9,149,301     6,687,270
                                                     ------------  ------------
HOTELS AND GAMING -- 1.9%
       25,000  Boyd Gaming Corp.                          662,335       314,000
       18,000  Churchill Downs Inc.                       747,971       627,660
        2,000  Dover Downs Gaming &
                Entertainment Inc.                         12,605        12,840
       20,000  Gaylord Entertainment Co.+                 563,712       479,200
       14,000  International Game
               Technology                                 414,725       349,720
       10,000  Las Vegas Sands Corp.+                     613,048       474,400
       32,000  MGM Mirage+                              1,565,090     1,084,480
                                                     ------------  ------------
                                                        4,579,486     3,342,300
                                                     ------------  ------------
MACHINERY -- 1.4%
       46,000  CNH Global NV                              894,355     1,562,620
       12,000  Deere & Co.                                365,420       865,560
                                                     ------------  ------------
                                                        1,259,775     2,428,180
                                                     ------------  ------------

See accompanying notes to financial statements.

- Gabelli Capital Asset Fund

June 30, 2008 (Unaudited)

                                                                       Market
Shares                                                   Cost          Value
-------------                                        ------------  ------------
MANUFACTURED HOUSING AND RECREATIONAL
  VEHICLES -- 0.3%
        3,000  Cavco Industries Inc.+                $     80,988  $     98,190
       50,000  Champion Enterprises Inc.+                 451,726       292,500
        5,000  Skyline Corp.                              184,656       117,500
                                                     ------------  ------------
                                                          717,370       508,190
                                                     ------------  ------------
METALS AND MINING -- 1.5%
       50,000  Newmont Mining Corp.                     2,089,093     2,608,000
                                                     ------------  ------------
PUBLISHING -- 0.9%
       85,000  Journal Communications Inc.,
                Cl. A                                     830,782       409,700
       20,000  Lee Enterprises Inc.                       359,254        79,800
       13,000  Media General Inc., Cl. A                  332,260       155,350
        7,000  Meredith Corp.                             150,900       198,030
       22,000  News Corp., Cl. A                          313,352       330,880
       40,000  PRIMEDIA Inc.                              708,376       186,400
        5,000  The E.W. Scripps Co., Cl. A                230,895       207,700
        5,000  The New York Times Co.,
                Cl. A                                     158,640        76,950
                                                     ------------  ------------
                                                        3,084,459     1,644,810
                                                     ------------  ------------
REAL ESTATE -- 0.9%
       50,000  Griffin Land & Nurseries Inc.              753,028     1,535,000
                                                     ------------  ------------
RETAIL -- 3.3%
       32,000  Aaron Rents Inc., Cl. A                    266,360       640,640
       60,000  CSK Auto Corp.+                            578,130       628,800
       45,000  CVS Caremark Corp.                       1,715,047     1,780,650
       10,000  Ingles Markets Inc., Cl. A                 125,475       233,300
       15,000  Safeway Inc.                               307,433       428,250
       15,000  The Great Atlantic &
                Pacific Tea Co. Inc.+                     433,425       342,300
      55,000   Walgreen Co.                             2,136,699     1,788,050
                                                     ------------  ------------
                                                        5,562,569     5,841,990
                                                     ------------  ------------
SPECIALTY CHEMICALS -- 3.3%
       80,000  Ferro Corp.                              1,609,558     1,500,800
       50,000  Hawkins Inc.                               681,993       748,000
       30,000  Hercules Inc.                              295,816       507,900
       24,000  International Flavors &
                Fragrances Inc.                         1,143,877       937,440
      130,000  Omnova Solutions Inc.+                     838,833       361,400
        5,000  Quaker Chemical Corp.                       87,063       133,300
       12,000  Rohm & Haas Co.                            589,379       557,280
       40,000  Sensient Technologies Corp.                843,930     1,126,400
                                                     ------------  ------------
                                                        6,090,449     5,872,520
                                                     ------------  ------------
TELECOMMUNICATIONS -- 2.7%
      230,000  Cincinnati Bell Inc.+                    1,163,898       915,400
          264  Fairpoint Communications Inc.                2,293         1,903
       17,000  Nortel Networks Corp.+                     724,875       139,208
      120,000  Qwest Communications
                International Inc.                        604,250       471,600
       12,000  Rogers Communications Inc.,
                Cl. B                                     164,214       463,920
      140,000  Sprint Nextel Corp.                      2,108,237     1,330,000
       15,000  Telephone & Data Systems Inc.              635,231       709,050
        8,000  Telephone & Data Systems Inc.,
                Special                                   239,516       352,800
      14,000   Verizon Communications Inc.                456,244       495,600
                                                     ------------  ------------
                                                        6,098,758     4,879,481
                                                     ------------  ------------
TRANSPORTATION -- 0.4%
       15,000  GATX Corp.                                 602,932       664,950
WIRELESS COMMUNICATIONS -- 1.2%
       30,000  Price Communications Corp.,
                Escrow+    (a)                                  0             0
       38,000  United States Cellular Corp.+            1,444,576     2,148,900
                                                     ------------  ------------
                                                        1,444,576     2,148,900
                                                     ------------  ------------
                TOTAL COMMON STOCKS                   145,885,414   176,724,207
                                                     ------------  ------------
WARRANTS -- 0.0%
ENERGY AND UTILITIES -- 0.0%
        1,000  Mirant Corp., Ser. A,
                expire 01/03/11+                            2,200        17,930
                                                     ------------  ------------
TOTAL INVESTMENTS -- 100.1%                          $145,887,614   176,742,137
OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%                           (114,506)
                                                     ------------  ------------
NET ASSETS -- 100.0%                                               $176,627,631
                                                                   ------------

-------------------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $5,610 or 0.00% of net assets.

+     Non-income producing security.

      ADR -- American Depositary Receipt
      CVO -- Contingent Value Obligation

                                 See accompanying notes to financial statements.

- Gabelli Capital Asset Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS:
      Investments, at value (cost $145,887,614)                    $   176,742,137
      Foreign currency, at value (cost $20)                                     20
      Cash                                                                  17,871
      Receivable for Fund Shares sold                                       25,232
      Dividends receivable                                                 197,407
      Prepaid expense                                                        3,433
                                                                   ---------------
      TOTAL ASSETS                                                     176,986,100
                                                                   ---------------
LIABILITIES:
      Payable for Fund Shares redeemed                                     140,647
      Payable for investment management fees                               155,050
      Payable for accounting fees                                            3,751
      Payable for audit fees                                                23,214
      Payable for legal fees                                                23,052
      Other accrued expenses                                                12,755
                                                                   ---------------
      TOTAL LIABILITIES                                                    358,469
                                                                   ---------------
      NET ASSETS applicable to 11,101,450
           Shares outstanding                                      $   176,627,631
                                                                   ===============
NET ASSETS CONSIST OF:
      Paid-in capital, at $0.001 par value                         $   147,025,491
      Accumulated net investment income                                    538,547
      Accumulated net realized loss on investments
      and foreign currency transactions                                 (1,790,940)
      Net unrealized appreciation on investments                        30,854,523
      Net unrealized appreciation on foreign
           currency translations                                                10
                                                                   ---------------
      NET ASSETS                                                   $   176,627,631
                                                                   ===============
      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
           per share ($176,627,631/11,101,450 Shares
           outstanding; 500,000,000 Shares authorized)             $         15.91
                                                                   ===============

STATEMENT OF OPERATIONS

For the Six Months Ended
June 30, 2008 (Unaudited)

INVESTMENT INCOME:
      Dividends (net of foreign taxes of $38,345)                   $    1,665,691
      Interest                                                               3,880
                                                                    --------------
      TOTAL INVESTMENT INCOME                                            1,669,571
                                                                    --------------
EXPENSES:
      Management fees                                                      986,913
      Legal and audit fees                                                  38,887
      Custodian fees                                                        23,797
      Accounting fees                                                       22,500
      Interest expense                                                      15,817
      Directors' fees                                                       11,193
      Shareholder communications expenses                                    8,589
      Shareholder services fees                                              7,318
      Miscellaneous expenses                                                16,188
                                                                    --------------
      TOTAL EXPENSES                                                     1,131,202
      Less: Custodian fee credits                                             (178)
                                                                    --------------
      NET EXPENSES                                                       1,131,024
                                                                    --------------
      NET INVESTMENT INCOME                                                538,547
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY:
      Net realized gain on investments                                   1,621,898
      Net realized loss on foreign
           currency transactions                                              (155)
                                                                    --------------
      Net realized gain on investments and
           foreign currency transactions                                 1,621,743
                                                                    --------------
      Net change in unrealized appreciation/
           depreciation on investments                                 (34,645,110)
      Net change in unrealized appreciation/
           depreciation on foreign currency translations                      (236)
                                                                    --------------
      Net change in unrealized appreciation/
           depreciation on investments and
           foreign currency translations                               (34,645,346)
                                                                    --------------
      NET REALIZED AND UNREALIZED GAIN (LOSS)
           ON INVESTMENTS AND FOREIGN CURRENCY                         (33,023,603)
                                                                    --------------
      NET DECREASE IN NET ASSETS
           RESULTING FROM OPERATIONS                                $  (32,485,056)
                                                                    ==============

See accompanying notes to financial statements.

- Gabelli Capital Asset Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2008       YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 2007
                                                                           ----------------   -----------------
OPERATIONS:
      Net investment income                                                $      538,547     $    1,094,241
      Net realized gain on investments and foreign currency transactions        1,621,743         18,478,201
      Net change in unrealized appreciation/depreciation on investments
           and foreign currency translations                                  (34,645,346)         1,794,539
                                                                           --------------     --------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         (32,485,056)        21,366,981
                                                                           --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                            --         (1,085,270)
      Net realized gain on investments                                                 --        (17,236,080)
      Return of capital                                                                --            (43,265)
                                                                           --------------     --------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              --        (18,364,615)
                                                                           --------------     --------------
CAPITAL SHARE TRANSACTIONS:
      Net decrease in net assets from capital share transactions              (19,831,264)        (8,472,068)
                                                                           --------------     --------------
      NET DECREASE IN NET ASSETS                                              (52,316,320)        (5,469,702)

NET ASSETS:
      Beginning of period                                                     228,943,951        234,413,653
                                                                           --------------     --------------

      End of period (including undistributed net investment income of
           $538,547 and $0, respectively)                                    $176,627,631       $228,943,951
                                                                           ==============     ==============

                                 See accompanying notes to financial statements.

- Gabelli Capital Asset Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                   SIX MONTHS
                                                     ENDED                           YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2008    -------------------------------------------------------------
                                                  (UNAUDITED)         2007           2006         2005      2004        2003
                                                --------------    -------------  -------------  ---------  ---------  ---------
OPERATING PERFORMANCE:
      Net asset value, beginning of period      $  18.66          $  18.58       $  17.40       $  18.28   $  16.44   $  12.16
                                                --------          --------       --------       --------   --------   --------
      Net investment income                         0.05              0.10           0.06           0.05       0.06       0.02
      Net realized and unrealized gain (loss)
           on investments                          (2.80)             1.61           3.77           0.33       2.50       4.29
                                                --------          --------       --------       --------   --------   --------
      Total from investment operations             (2.75)             1.71           3.83           0.38       2.56       4.31
                                                --------          --------       --------       --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                           --             (0.10)         (0.06)         (0.05)     (0.06)     (0.02)
      Net realized gain on investments                --             (1.53)         (2.59)         (1.21)     (0.66)     (0.01)
      Return of capital                               --             (0.00)(c)      (0.00)(c)         --         --         --
                                                --------          --------       --------       --------   --------   --------
      Total distributions                             --             (1.63)         (2.65)         (1.26)     (0.72)     (0.03)
                                                --------          --------       --------       --------   --------   --------
NET ASSET VALUE, END OF PERIOD                  $  15.91          $  18.66       $  18.58       $  17.40   $  18.28   $  16.44
                                                --------          --------       --------       --------   --------   --------
TOTAL RETURN+                                      (14.7)%             9.1%          21.9%           2.0%      15.5%      35.5%
                                                --------          --------       --------       --------   --------   --------
RATIOS TO AVERAGE NET ASSETS AND
      SUPPLEMENTAL DATA:
      Net assets, end of period (in 000's)      $176,628          $228,944       $234,414       $219,127   $240,035   $214,480
      Ratio of net investment income to
           average net assets                       0.55%(a)          0.45%          0.28%          0.26%      0.34%      0.13%
      Ratio of operating expenses to
           average net assets                       1.15%(a)(b)       1.10%          1.10%(d)       1.10%      1.10%      1.11%
      Portfolio turnover rate++                        5%               24%            40%            25%        27%        39%
                                                --------          --------       --------       --------   --------   --------

-----------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively the portfolio turnover rate for the fiscal years ended December 31, 2007, 2005, and 2004 would have been 33%, 28%, and 37%, respectively. The portfolio turnover rate for the fiscal years ended 2006 and 2003 would have been as shown.

(a)   Annualized.

(b) The Fund incurred interest expense during the six months ended June 30, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.13%.

(c)   Amount represents less than $0.005 per share.

(d) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the fiscal year ended December 31, 2006 would have been 1.09%. For the six months ended June 30, 2008, and the fiscal year ended December 31, 2007, the effect of the custodian fee credits was minimal.

See accompanying notes to financial statements.

- Gabelli Capital Asset Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

1. ORGANIZATION

      The Gabelli Capital Asset Fund (the "Fund") is a series of Gabelli Capital Series Funds, Inc. (the "Company"), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

      Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

      On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 -- quoted prices in active markets for identical securities;

      - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 -- significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                             INVESTMENTS IN
                               SECURITIES
VALUATION INPUTS             (MARKET VALUE)
-------------------------    ---------------
Level 1 -- Quoted Prices     $   176,736,527
Level 3 -- Significant
      Unobservable Inputs              5,610
                             ---------------
TOTAL                        $   176,742,137
                             ===============

- Gabelli Capital Asset Fund

June 30, 2008 (Unaudited)

      The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                             $        5,610
Accrued discounts/premiums                                     --
Realized gain (loss)                                     (144,933)
Change in unrealized appreciation/depreciation            144,933
Net purchases (sales)                                           0
Transfers in and/or out of Level 3                             --
                                                   --------------
BALANCE AS OF 06/30/08                             $        5,610
                                                   ==============

      In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

Foreign Currency Translations

      The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/ depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

      The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes

      The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

      Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

Expenses

      Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits and Interest Expense

      When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

Distributions to Shareholders

      Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with

- Gabelli Capital Asset Fund

June 30, 2008 (Unaudited)

federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") per share of the Fund.

      The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:

Ordinary income
      (inclusive of short-term capital gains)     $   2,625,614
Net long-term capital gains                          15,695,736
Return of capital                                        43,265
                                                  -------------
Total distributions paid                          $  18,364,615
                                                  =============
Provision for Income Taxes

      The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

      The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2008:

                                                      GROSS            GROSS
                                                    UNREALIZED       UNREALIZED    NET UNREALIZED
                                   COST            APPRECIATION     DEPRECIATION    APPRECIATION
                             ----------------    ----------------   -------------  --------------
Investments                  $    149,344,810    $51,691,787        $(24,294,460)  $   27,397,327

      FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

      For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. AGREEMENTS WITH AFFILIATED PARTIES

      Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company's Board and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

      The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, and the Chairman of the Audit Committee and the Lead Director receive a $1,000 annual fee. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES

      Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations aggregated $9,526,819 and $27,855,627, respectively.

5. TRANSACTIONS WITH AFFILIATES

      During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $35,856 to Gabelli & Company, Inc.

- Gabelli Capital Asset Fund

June 30, 2008 (Unaudited)

      The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

      The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $2,021 for the six months ended June 30, 2008, which is included in miscellaneous expenses in the Statement of Operations.

6. LINE OF CREDIT

      The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2008, there were no borrowings outstanding under the line of credit.

      The average daily amount of borrowings outstanding under the line of credit within the six months ended June 30, 2008 was $784,632 with a weighted average interest rate of 4.11%. The maximum amount borrowed at any time during the six months ended June 30, 2008 was $7,121,000.

7. CAPITAL STOCK

      Transactions in Shares of capital stock were as follows:

                                                   Six Months Ended                       Six Months Ended
                                                    June 30, 2008         Year Ended       June 30, 2008         Year Ended
                                                     (Unaudited)      December 31, 2007     (Unaudited)      December 31, 2007
                                                   ----------------   ------------------  ----------------   ------------------
                                                                 Shares                                 Amount
                                                   -------------------------------------  -------------------------------------
Shares sold                                                 184,146             803,368   $      3,174,701   $      16,086,710
Shares issued upon reinvestment of distributions                  0             979,446                  0          18,364,615
Shares redeemed                                          (1,354,923)         (2,124,404)       (23,005,965)        (42,923,393)
                                                   ----------------   -----------------   ----------------   -----------------
NET DECREASE                                             (1,170,777)           (341,590)  $    (19,831,264)  $      (8,472,068)
                                                   ----------------   -----------------   ----------------   -----------------

8. INDEMNIFICATIONS

      The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS

      On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in Shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

      On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

- Gabelli Capital Asset Fund

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of Gabelli Capital Asset Fund (the "Fund"), the only series of Gabelli Capital Series Funds, Inc. (the "Company") , including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not "interested persons" of the Company, as defined in the 1940 Act (the "Independent Directors"), are required to annually review and re-approve the terms of the Fund's existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the "Management Agreement") with Guardian Investor Services LLC (the "Manager") and the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 28, 2008, the Independent Directors, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Manager and the Adviser, including portfolio management, supervision of Fund operations, and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors and other services. The Independent Board Members concluded that the services are extensive in nature and that the Manager and the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered investment performance for the Fund over various periods of time as compared to the performance of such Fund's Lipper peer group and concluded that the Adviser was delivering satisfactory performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(a) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to the industry averages for the Fund's peer group category and the advisory fees charged by the Manager and the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(b) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs, and pro forma estimates of the Manager's and the Adviser's profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and
(ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Manager's and the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management and advisory fee rates are reasonable in relation to the asset size of the Fund and any economies of scale that may exist and concluded that it currently was reasonable.

- Gabelli Capital Asset Fund

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

6. OTHER RELEVANT CONSIDERATIONS.

(a) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities, and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) OTHER BENEFITS TO THE MANAGER AND THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Manager and the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Manager or the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received commissions from the Fund, and the Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

CONCLUSIONS

In considering the Management Agreement and Investment Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager and the Adviser have managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Manager and the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager and the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Manager and the Adviser consistent with its investment objectives and policies.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    Gabelli Capital Series Funds, Inc.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.